Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes	Dec. 31, 2022	Jun. 30, 2022
Probability of conversion [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs
Expected term [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs
Discount rate [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs
Next Financing – Private [Member] | Probability of conversion [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs		10
Next Financing – Private [Member] | Expected term [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs		0.3
Next Financing – Private [Member] | Discount rate [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs		16.5
Next Financing – Public [Member] | Probability of conversion [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs		80
Next Financing – Public [Member] | Expected term [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs		0.2
Next Financing – Public [Member] | Discount rate [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs		16.5
Change in Control [Member] | Probability of conversion [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs		5
Change in Control [Member] | Expected term [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs		0.2
Change in Control [Member] | Discount rate [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs		16.5
Maturity Date [Member] | Probability of conversion [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs		5
Maturity Date [Member] | Expected term [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs		0.3
Fair Value, Inputs, Level 3 [Member] | Expected term [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs	5.09	5.93
Fair Value, Inputs, Level 3 [Member] | Risk-free interest rate [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs	4.03	3
Fair Value, Inputs, Level 3 [Member] | Expected volatility [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs	61.74	65.72
Fair Value, Inputs, Level 3 [Member] | Expected dividend yield [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs
Fair Value, Inputs, Level 3 [Member] | Exercise price [Member]
Fair Value Measurements (Details) - Schedule of estimated the fair value of the convertible promissory notes [Line Items]
Warrants, measurement inputs	10.4	7.48